Transactions and Balances with Related Parties - Schedule of Non-Current Liabilities (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties - Schedule of Non-Current Liabilities (Details) [Line Items]
Loans from related parties of Viewbix Ltd. (note 4F)	$ 144	$ 187
Derivative warrant liability	290
Short-term convertible loans	179
Derivative liabilities	38
Non-Current Liabilities	$ 651	$ 187